Pension Plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries		¥ 1,422	¥ 1,350	¥ 1,248
Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Estimated portions of net prior service credit that will be recognized as a component of net pension cost		(938)
Estimated portions of net actuarial loss that will be recognized as a component of net pension cost		842
Estimated portions of net transition obligation that will be recognized as a component of net pension		45
Accumulated benefit obligations for all defined benefit pension plans		87,443	86,744
Aggregate projected benefit obligations for plans with accumulated benefit obligations in excess of plan assets		19,715	19,351
Aggregate accumulated benefit obligations for plans with accumulated benefit obligations in excess of plan assets		19,101	18,822
Aggregate fair values of plan assets for the plans with accumulated benefit obligations in excess of plan assets		7,026	6,529
Domestic Pension Plans Of Foreign Entity Defined Benefit | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Expected pension plans contributions by Company and certain subsidiaries	¥ 3,324
Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Estimated portions of net prior service credit that will be recognized as a component of net pension cost		(65)
Estimated portions of net actuarial loss that will be recognized as a component of net pension cost		4
Estimated portions of net transition obligation that will be recognized as a component of net pension		3
Accumulated benefit obligations for all defined benefit pension plans		80,731	89,425
Aggregate projected benefit obligations for plans with accumulated benefit obligations in excess of plan assets		6,222	99,715
Aggregate accumulated benefit obligations for plans with accumulated benefit obligations in excess of plan assets		6,136	89,407
Aggregate fair values of plan assets for the plans with accumulated benefit obligations in excess of plan assets		5,111	85,151
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries		¥ 2,077	¥ 2,926	¥ 2,526
Overseas Pension Plans Defined Benefit | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Expected pension plans contributions by Company and certain subsidiaries	¥ 1,570
Equity securities | Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans		30.00%	30.00%
Equity securities | Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans		40.00%	30.00%
Debt Securities | Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans		30.00%	40.00%
Debt Securities | Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans		50.00%	60.00%
Other Plan Asset | Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans		40.00%	30.00%
Other Plan Asset | Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans		10.00%	10.00%